MANAGEMENT OF FINANCIAL RISK - FINANCIAL RISK FACTORS (Details) - Multisector And Telefonica Services Brazil [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of products and services [line items]
Financial Effect of Cyberattack on Revenues	$ 34.8
Financial Effects of Cyberattack Operational Expense	11.3
Total Financial Effects Of Cyber attack	$ 46.1